UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                   FORM 24F-2
                        ANNUAL NOTICE OF SECURITIES SOLD
                             PURSUANT TO RULE 24F-2

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1.      Name and address of issuer:
                           Domini Social Investment Trust
                           536 Broadway
                           New York, New York  10012

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2.      The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or
        classes):     [X]    Domini Social Equity Fund

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3.      Investment Company Act File Number:
                           811-05823
        Securities Act File Number:
                           33-29180

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4.(a).  Last day of fiscal year for which this Form is filed:
                                July 31, 2002

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4.(b).  [ ]  Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year).
             (See Instruction A.2)

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4.(c)   [ ]  Check box if this is the last time the issuer will be filing this
             Form.

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5.      Calculation of registration fee:
          (i)   Aggregate sale price of securities
                sold during the fiscal
                year pursuant to section 24(f):                   $ 318,128,637

          (ii)  Aggregate price of securities redeemed
                or repurchased during the fiscal year:     $ 217,450,376

          (iii) Aggregate  price of securities redeemed
                or repurchased during any prior fiscal
                year ending no earlier than
                October 11, 1995 that were not previously
                used to reduce registration fees
                payable to the Commission:                 $ 0

          (iv)  Total available redemption credits
                [add items 5(ii) and 5(iii)]:                     $ 217,450,376

          (v)   Net sales - if Item 5(i) is greater than
                Item 5(iv) [subtract Item 5(iv) from
                Item 5(i)]:                                       $ 100,678,261

          (vi)  Redemption credits available for use in
                future years - if Item 5(i) is
                less than Item 5(iv) [subtract Item 5(iv)
                from Item 5(i)]:                           $ (________)



          (vii) Multiplier for determining registration
                fee (See Instruction C.9):                       x   .000092

          (viii)Registration fee due [multiply Item 5(v)
                by Item 5(vii)] (enter "0" if no fee is due):   = $ 9,262.40

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6.      Prepaid Shares

        If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: (N/A). If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: (N/A).

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7.      Interest due - if this Form is being filed more than 90 days after the
        end of the issuer's fiscal year (see Instruction D):         +$     0

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8.      Total of the amount of the registration fee due plus any interest due
        [line 5(viii) plus line 7]:
                                                                    =$9,262.40

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9.      Date the registration fee and any interest payment was sent to the
        Commission's lockbox depository:
                                 October 25, 2002

        Method of Delivery:
                                 [X]   Wire Transfer  CIK:  0000851680

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                                   SIGNATURES
This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)                    /s/ Carole M. Laible
                                    -------------------------------------------
                                            Carole M. Laible,  Treasurer

Date      October 28, 2002

                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                   FORM 24F-2
                        ANNUAL NOTICE OF SECURITIES SOLD
                             PURSUANT TO RULE 24F-2

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1.      Name and address of issuer:
                         Domini Social Investment Trust
                         536 Broadway, 7th Floor
                         New York, New York  10012

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2.      The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or
        classes):    [X]   Domini Social Bond Fund

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3.      Investment Company Act File Number:
                           811-05823
        Securities Act File Number:
                           33-29180

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4.(a).  Last day of fiscal year for which this Form is filed:
                                July 31, 2002

--------------------------------------------------------------------------------
4.(b).  [ ]  Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)

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4.(c)   [ ]  Check box if this is the last time the issuer will be filing this
             Form.

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5.      Calculation of registration fee:
          (i)   Aggregate sale price of securities
                sold during the fiscal
                year pursuant to section 24(f):                    $ 20,942,220

          (ii)  Aggregate price of securities redeemed
                or repurchased during the fiscal year:       $ 3,558,823

          (iii) Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission: $ 0

          (iv)  Total available redemption credits [add
                items 5(ii) and 5(iii)]:                           $ 3,558,823

          (v)   Net sales - if Item 5(i) is greater than
                Item 5(iv) [subtract Item 5(iv) from
                Item 5(i)]:                                        $ 17,383,397

          (vi)  Redemption credits available for use
                in future years - if Item 5(i) is
                less than Item 5(iv) [subtract Item 5(iv)
                from Item 5(i)]:                             $ (__________)



          (vii) Multiplier for determining registration
                fee (See Instruction C.9):                         x   .000092

          (viii)Registration fee due [multiply Item 5(v)
                by Item 5(vii)] (enter "0" if no fee is due):     =  $ 1,599.27


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6.      Prepaid Shares

        If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: (N/A). If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here:
        (N/A).

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7.      Interest due - if this Form is being filed more than 90 days after the
        end of the issuer's fiscal year (see Instruction D):         +$     0

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8.      Total of the amount of the registration fee due plus any interest due
        [line 5(viii) plus line 7]:                                  =$1,599.27

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9.      Date the registration fee and any interest payment was sent to the
        Commission's lockbox depository:
                              October 25, 2002

        Method of Delivery:
                              [X]   Wire Transfer  CIK:  0000851680
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                                   SIGNATURES
This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)                    /s/ Carole M. Laible
                                    --------------------------------------
                                            Carole M. Laible,  Treasurer

Date      October 28, 2002